Business Combination - Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue									$ 8,349	$ 8,529
Business Acquisition, Pro Forma Net Income (Loss)									6,401	(2,590)
Net income/(loss) attributable to Caesars	$ 2,004	$ (433)	$ (1,432)	$ (507)	$ (464)	$ (244)	$ (2,054)	$ (287)	$ (368)	$ (3,049)	$ 6,012
Business Acquisition, Pro Forma Earnings Per Share, Basic									$ 22.96	$ (9.21)
Business Acquisition, Pro Forma Earnings Per Share, Diluted									$ 14.88	$ (9.21)
Pro Forma [Member]
Business Acquisition [Line Items]
Net income/(loss) attributable to Caesars									$ 6,401	$ (2,570)